Derivative Financial Instruments (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Contract
Derivative Financial Instruments (Textual) [Abstract]
Maturity period of forward contracts	Less than one Year
Number of interest rate swap agreements	6
Gain resulting from termination of interest rate swaps	$ 2
Euro Forward Contracts [Member]
Derivative [Line Items]
Notional dollar amount of forward contracts	34
Average exchange rate on forward contracts	1.4
Six Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Notional amount of interest rate swaps	$ 400